Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 5,392	$ 6,400
Restricted cash	84	84
Trade accounts receivable and other (including 272 and 322 from related parties at December 31, 2025 and 2024, respectively)	3,476	3,375
Inventories	18,589	16,501
Prepaid expenses and other current assets	3,027	3,022
Assets held for sale	37	0
Total current assets	30,605	29,382
Non-current assets:
Goodwill and intangible assets	5,252	4,453
Property, plant and equipment and biological assets	41,041	33,311
Investments in associates and joint ventures	10,393	11,420
Other investments	353	299
Deferred tax assets	8,860	8,942
Other assets	1,199	1,578
Total non-current assets	67,098	60,003
Total assets	97,703	89,385
Current liabilities:
Short-term debt and current portion of long-term debt	2,739	2,748
Trade accounts payable and other (including 352 and 291 to related parties at December 31, 2025 and 2024, respectively)	13,008	12,921
Short-term provisions	1,039	938
Accrued expenses and other liabilities	5,168	4,738
Income tax liabilities	547	480
Liabilities held for sale	19	0
Total current liabilities	22,520	21,825
Non-current liabilities:
Long-term debt, net of current portion	10,671	8,815
Deferred tax liabilities	2,294	2,338
Deferred employee benefits	2,526	2,338
Long-term provisions	1,616	1,361
Other long-term obligations	1,540	1,422
Total non-current liabilities	18,647	16,274
Total liabilities	41,167	38,099
Equity:
Common shares (no par value, 1,033,608,827 and 1,111,418,599 shares authorized, 775,000,000 and 852,809,772 shares issued, and 761,125,819 and 768,546,622 shares outstanding at December 31, 2025 and 2024, respectively)	275	303
Treasury shares (13,874,181 and 84,263,150 common shares at December 31, 2025 and 2024, respectively, at cost)	(355)	(2,117)
Additional paid-in capital	25,250	27,190
Retained earnings	49,918	47,254
Reserves	(20,622)	(23,407)
Equity attributable to the equity holders of the parent	54,466	49,223
Non-controlling interests	2,070	2,063
Total equity	56,536	51,286
Total liabilities and equity	$ 97,703	$ 89,385